UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: December 31,2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             February 15, 2006

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     85
Form 13F Information Table Value Total:     446134
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              604059105      279  3600.00 SH       SOLE                  3600.00
Abbott Laboratories            COM              002824100     2991 75848.00 SH       SOLE                 75848.00
Alliance Data Sys Corp         COM              018581108     6679 187600.00SH       SOLE                187600.00
American Intn'l Group          COM              026874107      227  3320.00 SH       SOLE                  3320.00
Ametek Inc                     COM              031100100     9985 234727.00SH       SOLE                234727.00
Amgen Inc                      COM              031162100      261  3307.00 SH       SOLE                  3307.00
Amphenol Corp Cl A             COM              032095101     4786 108125.00SH       SOLE                108125.00
AptarGroup Inc                 COM              038336103    15389 294803.00SH       SOLE                294803.00
Arrow Electronics, Inc         COM              042735100     2428 75800.00 SH       SOLE                 75800.00
BISYS Group Inc                COM              055472104      900 64250.00 SH       SOLE                 64250.00
BP PLC - Sponsored ADR         COM              055622104      535  8330.00 SH       SOLE                  8330.00
Baldor Electric                COM              057741100     6423 250417.00SH       SOLE                250417.00
Bank of America Corp           COM              060505104      551 11930.00 SH       SOLE                 11930.00
Beckman Coulter Inc            COM              075811109     8398 147600.00SH       SOLE                147600.00
Bed Bath & Beyond Inc          COM              075896100     6250 172900.00SH       SOLE                172900.00
Biomet, Inc                    COM              090613100     8393 229499.00SH       SOLE                229499.00
C R Bard                       COM              067383109    14357 217801.00SH       SOLE                217801.00
C.H. Robinson Wrldwd           COM              12541w209     9865 266400.00SH       SOLE                266400.00
CDW Corporation                COM              12512N105     5447 94600.00 SH       SOLE                 94600.00
Certegy                        COM              156880106     9653 238000.00SH       SOLE                238000.00
Charles River Labs             COM              159864107     3104 73250.00 SH       SOLE                 73250.00
Chevron Texaco Corp            COM              166764100      872 15358.00 SH       SOLE                 15358.00
Cintas Corp                    COM              172908105     6699 162875.00SH       SOLE                162875.00
Cisco Systems Inc              COM              17275R102      204 11924.00 SH       SOLE                 11924.00
Citigroup Inc                  COM              172967101      447  9201.00 SH       SOLE                  9201.00
Compass Bancshares Inc         COM              20449H109     9470 196275.00SH       SOLE                196275.00
Costco Wholesale Corp          COM              22160K105     1530 30922.00 SH       SOLE                 30922.00
D&B Corp                       COM              26483E100     1607 24000.00 SH       SOLE                 24000.00
Danaher Corp                   COM              235851102    19207 344329.00SH       SOLE                344329.00
Donaldson Co                   COM              257651109    18666 586972.00SH       SOLE                586972.00
E.W. Scripps Co Cl A           COM              811054204     3092 64400.00 SH       SOLE                 64400.00
Edwards Lifesciences           COM              28176E108     5017 120560.00SH       SOLE                120560.00
Equifax Inc                    COM              294429105     9486 249500.00SH       SOLE                249500.00
Exxon Mobil Corp               COM              30231G102     2571 45777.00 SH       SOLE                 45777.00
Fastenal Co.                   COM              311900104     4750 121400.00SH       SOLE                121400.00
Fifth Third Bancorp            COM              316773100     1197 31725.00 SH       SOLE                 31725.00
First Data Corp                COM              319963104    18230 423862.00SH       SOLE                423862.00
Fiserv, Inc                    COM              337738108    17111 395440.00SH       SOLE                395440.00
General Electric Co            COM              369604103     4872 139005.00SH       SOLE                139005.00
Genlyte Group Inc              COM              372302109     2416 45100.00 SH       SOLE                 45100.00
Global Payments Inc.           COM              37940X102     6139 131700.00SH       SOLE                131700.00
Henry Schein Inc               COM              806407102     6962 159525.00SH       SOLE                159525.00
Honeywell Intn'l Inc           COM              438516106      358  9604.00 SH       SOLE                  9604.00
Hospira Inc                    COM              441060100     8464 197846.00SH       SOLE                197846.00
ITT Industries                 COM              450911102     9963 96900.00 SH       SOLE                 96900.00
Idex Corp                      COM              45167R104    16862 410178.00SH       SOLE                410178.00
Int'l Business Machines        COM              459200101     1160 14108.00 SH       SOLE                 14108.00
Intel Corp                     COM              458140100      443 17765.85 SH       SOLE                 17765.85
J P Morgan Chase & Co          COM              46625H100      277  6984.00 SH       SOLE                  6984.00
Johnson & Johnson              COM              478160104     1047 17429.00 SH       SOLE                 17429.00
Landstar System Inc            COM              515098101     3641 87220.00 SH       SOLE                 87220.00
M & T Bank Corp                COM              55261F104     6892 63200.00 SH       SOLE                 63200.00
MSC Industrial Direct Co Cl A  COM              553530106     8064 200499.00SH       SOLE                200499.00
Marshall & Ilsley Corp         COM              571834100     7376 171385.00SH       SOLE                171385.00
Micron Technology              COM              595112103      145 10868.00 SH       SOLE                 10868.00
Microsoft Corp                 COM              594918104      356 13609.00 SH       SOLE                 13609.00
National City Corp             COM              635405103     2237 66650.00 SH       SOLE                 66650.00
New York Community Bancorp     COM              649445103      229 13833.00 SH       SOLE                 13833.00
North Fork Bancorp             COM              659424105    17634 644521.00SH       SOLE                644521.00
Pactiv Corp                    COM              695257105     4998 227200.00SH       SOLE                227200.00
Patterson Companies Inc        COM              703395103     2209 66150.00 SH       SOLE                 66150.00
Pentair Inc                    COM              709631105     5557 160976.00SH       SOLE                160976.00
Pepsico Inc                    COM              713448108      230  3900.00 SH       SOLE                  3900.00
Pfizer Inc                     COM              717081103      467 20027.00 SH       SOLE                 20027.00
Quest Diagnostics Inc          COM              74834L100    11786 228950.00SH       SOLE                228950.00
Robert Half Int'l Inc          COM              770323103     3454 91150.00 SH       SOLE                 91150.00
Rockwell Collins Inc           COM              774341101     4841 104175.00SH       SOLE                104175.00
Royal Dutch Shell PLC-ADR A    COM              780259206      371  6040.00 SH       SOLE                  6040.00
Sealed Air Corp                COM              81211K100     7618 135626.00SH       SOLE                135626.00
Teleflex Inc                   COM              879369106    14934 229827.00SH       SOLE                229827.00
Texas Instruments              COM              882508104      343 10700.00 SH       SOLE                 10700.00
U.S. Bancorp                   COM              902973304     7311 244606.86SH       SOLE                244606.86
UCBH Holdings Inc.             COM              90262T308     5190 290250.00SH       SOLE                290250.00
United Technologies Corp       COM              913017109      874 15625.00 SH       SOLE                 15625.00
Varian Medical Systems         COM              92220P105     2975 59100.00 SH       SOLE                 59100.00
Washington Mutual Inc          COM              939322103      344  7903.00 SH       SOLE                  7903.00
Waters Corp                    COM              941848103     4627 122400.00SH       SOLE                122400.00
Wells Fargo & Co.              COM              949746101     2866 45619.00 SH       SOLE                 45619.00
Westamerica Bancorp            COM              957090103     5089 95900.00 SH       SOLE                 95900.00
Zions Bancorporation           COM              989701107    15852 209790.00SH       SOLE                209790.00
Franklin Templeton, Oregon Tax COM              354723785      258 21812.8110SH      SOLE               21812.8110
Lord Abbett Affiliated Fund Cl COM              544001100      490 34900.1470SH      SOLE               34900.1470
MFS Charter Income Trust       COM              552727109       86 10000.0000SH      SOLE               10000.0000
Prudent Bear Fund              COM              744294109       64 11902.5440SH      SOLE               11902.5440
Vanguard 500 Index Fund        COM              922908108      705 6138.3070SH       SOLE                6138.3070